Debt	12 Months Ended
Jan. 31, 2025
Text block [abstract]
Debt
15.	DEBT
Revolving credit facility
The Company has a Revolving Credit Facility totaling $1,500.0 million, which can also be drawn in U.S dollar or Euro equivalent. As at January 31, 2025, the Company had no outstanding amount drawn on the Revolving Credit Facility (
nil
as at January 31, 2024). Commitment fees on the undrawn amount of the Revolving Credit Facility, varying from 0.25% to 0.40%, were 0.30%.
On May 10, 2024, the maturity of the facility was extended from May 2026 to May 2029 and the pricing grid updated to incorporate the transition to the Canadian Overnight Repo Rate Average (“CORRA”). The applicable interest rates are subject to a customary credit spread adjustment ranging from 0.45% to 3.00%, which varies depending on a Leverage Ratio. Based on the Leverage Ratio, the cost of borrowing as at January 31, 2025, in Canadian dollars, was either the CORRA plus 2.00% or the Canadian Prime Rate plus 1.00%. In U.S. dollars, it was either the SOFR plus 2.00%, the U.S. Base Rate plus 1.00% or the U.S. Prime Rate plus 1.00%. In Euros, it was the EURIBOR plus 2.00%.
The Company is required to maintain, under certain conditions, a minimum fixed charge coverage ratio. Additionally, the total available borrowing under the Revolving Credit Facility is subject to a borrowing base calculation representing 75% of the carrying amount of trade and other receivables plus 50% of the carrying amount of inventories.

Long-term debt
As at January 31, 2025 and 2024, the maturity dates, interest rates, outstanding nominal amounts and carrying amounts of long-term debt were as follows:

January 31, 2025
	Maturity date	Contractual interest rate	Effective interest rate	Outstanding nominal amount	Carrying amount
Term Facility
Term Loan B-1	May 2027	6.41%	6.61%	U.S. $465.7	$673.6 [a]
Term Loan B-2	December 2029	7.06%	7.31%	U.S. $488.8	706.9 [a]
Term Loan B-3	January 2031	7.06%	7.20%	U.S. $987.5	1,418.8 [a]
Term Loans	Mar. 2025 to Dec. 2030	0.93% to 3.89%	2.02% to 6.50%	€ 88.0	125.8
Total long-term debt					$2,925.1
Current					53.8
Non-current					2,871.3
Total long-term debt					$2,925.1
[a]
Net of unamortized transaction costs of nil for Term Loan
B-1,
nil for Term Loan
B-2
and $9.4 million for Term Loan
B-3.

January 31, 2024
	Maturity date	Contractual interest rate	Effective interest rate	Outstanding nominal amount	Carrying amount
Term Facility
Term Loan B-1	May 2027	7.43%	7.71%	U.S. $465.7	$623.4 [a]
Term Loan B-2	December 2029	8.08%	8.41%	U.S. $493.8	661.0 [a]
Term Loan B-3	January 2031	8.08%	8.23%	U.S. $997.5	1,325.3 [a]
Term Loans	Mar. 2024 to Dec. 2030	0.87% to 5.14%	1.90% to 6.28%	€ 109.1	153.4
Total long-term debt					$2,763.1
Current					58.1
Non-current					2,705.0
Total long-term debt					$2,763.1
[a]
Net of unamortized transaction costs of nil for Term Loan
B-1,
nil for Term Loan
B-2
and $10.0 million for Term Loan
B-3.

The following table explains the changes in long-term debt during the year ended January 31, 2025:

		Statements of cash flows		Non-cash changes
	Carrying amount as at January 31, 2024	Issuance	Repayment	Effect of foreign currency exchange rate changes	Other	Carrying amount as at January 31, 2025
Term Facility	$2,609.7	$—	$(20.9)	$209.1	$1.4	$2,799.3
Term Loans	153.4	3.6	(38.8)	5.0	2.6	125.8
Total	$2,763.1	$3.6	$(59.7)	$214.1	$4.0	$2,925.1
The following table explains the changes in long-term debt during the year ended January 31, 2024:

		Statements of cash flows		Non-cash changes
	Carrying amount as at January 31, 2023	Issuance	Repayment	Effect of foreign currency exchange rate changes	Other	Carrying amount as at January 31, 2024
Term Facility	$2,611.4	$—	$(25.5)	$10.2	$13.6	$2,609.7
Term Loans	178.8	3.3	(32.7)	0.6	3.4	153.4
Total	$2,790.2	$3.3	$(58.2)	$10.8	$17.0	$2,763.1
Under security arrangements, amounts borrowed under the Revolving Credit Facility and the Term Facility (the “Credit Facilities”) are secured by substantially all the assets of the Company.

a)	Term facility
On March 10, 2023, the Company amended its Term Loan
B-1
by replacing the LIBOR references with SOFR references, with all other conditions remaining the same. On October 4, 2023, the Company repriced its Term Loan
B-2,
which reduced the cost of borrowing by 0.75%, with all other conditions remaining the same. The Company incurred transactions costs of $0.9 million, which have been recorded in financing costs. In addition, the previous unamortized transaction costs of $19.1 million were derecognized and recorded in financing costs.
On January 22, 2024, the Company refinanced its Term Loan
B-1,
reducing the outstanding amount to U.S. $465.7 million and taking on a new Term Loan
B-3
of U.S $1,000 million. This new tranche has an extended maturity date of January 22, 2031 and a cost of borrowing of Term SOFR plus 2.75%. The Company incurred transactions costs of $10.0 million, which have been incorporated into the carrying amount of the Term Loan
B-3
and are amortized over its expected life using the effective interest rate method. In addition, the previous unamortized transaction costs on Term Loan
B-1
of $2.7 million were derecognized and recorded in financing costs.

As at January 31, 2025, the cost of borrowing under the Term Loan
B-1
was as follows:

(i)	Term SOFR plus 2.00 % per annum, with a Term SOFR floor of 0.00%; or
(ii)	U.S. Base Rate plus 1.00%; or
(iii)	U.S. Prime Rate plus 1.00%
As at January 31, 2025, the cost of borrowing under the Term Loan
B-2
was as follows:

(i)	Term SOFR, plus 2.75 % per annum, with a Term SOFR floor of 0.50%
As at January 31, 2025, the cost of borrowing under the Term Loan
B-3
was as follows:

(i)	Term SOFR, plus 2.75% per annum, with a Term SOFR floor of 0.00%
Under the Term Facility, the cost of borrowing in U.S. Base Rate or U.S. Prime Rate cannot be lower than the cost of borrowing in SOFR.
The Company is required to repay a minimum of 0.25% of the nominal amount each quarter, less any voluntary prepayments done to date. Consequently, the Company repaid an amount of U.S. $15.2 million ($20.9 million) during the year ended January 31, 2025. Also, the Company may be required to repay a portion of the Term Facility in the event that it has an excess cash position at the end of the fiscal year and its leverage ratio is above a certain threshold level. As at January 31, 2025 and 2024, the Company was not required to repay any portion of the Term Facility under this requirement.

b)	Term loans
During the year ended January 31, 2025, the Company entered into term loan agreements at favourable interest rates under an Austrian government program. This program supports research and development projects based on the Company’s incurred expenses in Austria. The term loans have a nominal amount of
€
2.4 million ($3.6 million) with an
interest rate varying between 2.50% and 3.23% with maturity dates varying from March 2028 to December 2028
. The Company recognized a grant of
€
0.1 million ($0.2 million) as a reduction of research and development expenses representing the difference between the fair value of the term loan at inception and the cash received.
During the year ended January 31, 2024, these term loans had a nominal amount of
€
2.3 million ($3.3 million) with an
interest rate varying between 1.00% and 4.53% with maturity dates varying from March 2027 to December 2027
. The Company recognized a grant of
€
0.1 million ($0.2 million) as a reduction of research and development expenses representing the difference between the fair value of the term loan at inception and the cash received.